Federated Hermes SDG Engagement High Yield Credit Fund Investment Objectives and Goals - Class A and C Shares [Member] - Federated Hermes SDG Engagement High Yield Credit Fund	Aug. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information Federated Hermes SDG Engagement High Yield Credit Fund (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income and long-term capital appreciation alongside positive societal impact. The objective may be changed by the Fund’s Board of Trustees (the “Trustees”) without shareholder approval.